Nature of Operations and Going Concern (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Nature Of Operations And Going Concern Abstract
Net loss	$ (7,583,252)	$ 3,879,909
Total deficit		$ 85,401,915	$ 77,818,663